Consolidated Statements of Operations (Unaudited) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2018	Dec. 31, 2018	Dec. 31, 2017
Consolidated Statements Of Operations
Sales	$ 145,294	$ 143,551	$ 267,207	$ 205,270	$ 566,136	$ 3,219,881
Cost of Sales	68,806	81,844	150,241	119,252	324,989	1,786,626
Gross profit	76,488	61,707	116,966	86,018	241,147	1,433,255
Operating expenses:
Officers compensation	103,750	3,207	289,500	3,207	341,250	250,000
Professional and consulting fees	418,566	59,121	867,085	71,407	558,667	87,671
Royalties	78,279	(75,002)	153,467	(68,412)	33,664	321,741
Special promotion program with customer				597,138	597,138
Marketing and advertising	37,414	192,740	83,881	252,055	285,593	84,013
Occupancy costs	27,932	36,696	55,555	80,494	164,301	107,118
Travel and entertainment	79,445	68,986	143,714	109,301	238,060	141,821
Other	110,605	73,309	285,631	103,562	281,544	272,155
Total operating expenses	855,991	359,057	1,878,833	1,148,752	2,500,217	1,264,519
Income (loss) from operations	(779,503)	(297,350)	(1,761,867)	(1,062,734)	(2,259,070)	168,736
Other income (expense):
Income (expense) from derivative liability		(321,017)		405,848	(1,106,967)	7,429,979
Loss on conversion of debt					(1,343,910)	(3,178,010)
Interest expense		(10,139)		(19,560)	(32,826)	(70,649)
Amortization of debt discounts		(50,055)		(101,711)	(107,846)	(107,173)
Other expense		(1,119)
Total other income (expense) - net		(382,330)		284,577	(2,591,548)	4,074,147
Net income (loss)	(779,503)	(679,680)	(1,761,867)	(778,157)	(4,850,618)	4,242,883
Net loss (income) attributable to noncontrolling interests in subsidiaries and variable interest entity	90,396	91,352	400,093	439,099	693,364	(276,505)
Net income (loss) attributable to Iconic Brands, Inc.	$ (689,107)	$ (588,328)	$ (1,361,774)	$ (339,058)	$ (4,157,254)	$ 3,966,378
Net income (loss) per common share: Basic and diluted	$ (0.07)	$ (0.10)	$ (0.16)	$ (0.05)	$ (0.49)	$ 0.76
Weighted average common shares outstanding and to be issued to Escrow Agent: Basic and diluted	10,543,700	6,118,124	8,351,552	6,224,791	6,347,521	5,246,957